OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

February 25, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:       Oppenheimer Rising Dividends Fund

       Post-Effective Amendment No. 62 under the Securities Act
and Amendment No. 63 under the Investment Company Act
File Nos. 002-65223; 811-02944

To the Securities and Exchange Commission:

On behalf of Oppenheimer Rising Dividends Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Post-Effective Amendment No. 62 to the Registration Statement under the Securities Act and Amendment No. 63 to the Registration Statement under the Investment Company Act (the “Amendment”).

The Amendment has been tagged to indicate paragraphs that include changes from Post-Effective Amendment No. 59 to the Registration Statement, which was filed with the Commission on February 27, 2009. This filing is being made to include the (i) audited financial statements of the Fund for the fiscal year ended October 31, 2009, together with a copy of a signed Independent Registered Public Accounting Firm’s consent, and (ii) non-material changes permitted by Rule 485(b) under the Securities Act.

On December 18, 2009, the Fund filed an amendment under Rule 485(a) for the purpose of complying with Release 33-8998 and related amendments to Form N-1A. Today’s filing incorporates all comments received thus far from the Commission staff on recent Oppenheimer funds’ N-1A filings, including Oppenheimer Gold & Special Minerals Fund (File No. 811-03694), and our responses thereto as described in the response letter filed with the Commission on October 16, 2009 and telephone conference calls with Commission staff on November 19 and December 14, 2009, concerning Oppenheimer funds’ compliance with the new rules.

Pursuant to Rule 485(b)(4) under the Securities Act, the undersigned counsel, who prepared or reviewed the Amendment, hereby represents to the Commission that, to our knowledge, the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485. This filing is intended to become effective under Rule 485(b) on February 26, 2010, as indicated on the facing page.

Commission staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President and Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Sincerely,

/s/ Matthew R. Farkas

Matthew R. Farkas
Vice President and Associate Counsel

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP
        Gloria LaFond
         Nancy S. Vann